Leases- Future lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
Remainder Of 2022	$ 2,772
2023	905
2024	2,038
2025	2,458
2026	2,477
2027	2,436
Thereafter	12,300
Total remaining lease payments	25,386	$ 8,100
Less: Imputed interest	7,925
Less: expected tenant improvement allowance	6,472
Present value of lease liabilities	10,989		$ 6,500
2022			3,437
2023			905
2024			2,038
2025			2,458
2026			2,477
Thereafter			14,736
Total remaining lease payments	$ 2,600		$ 26,051